Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value through profit or loss
24.	Financial liabilities designated at fair value through profit or loss

(a)	Financial liabilities designated at fair value through profit or loss as of December 31, 2024 and 2025 are as follows:

	2024		2025	Reason for designation
Derivative-linked securities sold	~~W~~	7,959,176	6,090,215	Compound financial instrument
Debt securities issued		261,299	287,849	Fair value measurement and management

	~~W~~	8,220,475	6,378,064

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss amounts to
~~W~~
6,378,064 million as of December 31, 2025. Decrease in values of the liability due to credit risk changes is
~~W~~
4,163 million for the year ended December 31, 2025 and the accumulated changes in values are
~~W~~
(-)6,163 million as of December 31, 2025.

(b)
The difference between the carrying amount of financial liabilities designated at fair value through profit or loss and the amount required to be paid at contractual maturity as of December 31, 2024 and 2025 are as follows:

	2024		2025
Expiration payment	~~W~~	8,001,931	6,140,775
Carrying amount		8,220,475	6,378,064

Difference from carrying amount	~~W~~	(218,544)	(237,289)